Segment Information (Tables)	12 Months Ended
Sep. 30, 2013
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment information for the Company for Fiscal 2013, Fiscal 2012 and Fiscal 2011, is as follows:
Net sales to external customers

	2013	2012	2011
Consumer batteries	$931,647	$948,652	$953,301
Small appliances	740,289	771,568	777,823
Electric shaving and grooming	276,783	279,468	274,587
Electric personal care	254,858	250,251	248,442
Global Batteries & Appliances	2,203,577	2,249,939	2,254,153
Global Pet Supplies	621,834	615,508	578,905
Home and Garden Business	390,539	386,988	353,858
Hardware & Home Improvement	869,631	—	—
Total segments	$4,085,581	$3,252,435	$3,186,916
Depreciation and amortization

	2013	2012	2011
Global Batteries & Appliances	$67,229	$63,618	$68,111
Global Pet Supplies	29,615	27,702	24,274
Home and Garden Business	11,685	13,296	12,375
Hardware & Home Improvement	31,364	—	—
Total segments	139,893	104,616	104,760
Corporate	—	—	—
Total Depreciation and amortization	$139,893	$104,616	$104,760

Segment profit

	2013	2012	2011
Global Batteries & Appliances	$237,544	$244,442	238,864
Global Pet Supplies	91,080	85,866	75,564
Home and Garden Business	78,483	73,609	65,180
Hardware & Home Improvement	88,668	—	—
Total segments	495,775	403,917	379,608
Corporate expenses	60,444	47,204	53,259
Acquisition and integration related charges	48,445	31,066	36,603
Restructuring and related charges	34,012	19,591	28,644
Intangible asset impairment	—	—	32,450
Interest expense	369,519	191,998	208,492
Other expense, net	3,506	878	2,491
(Loss) income from continuing operations before income taxes	$(20,151)	$113,180	$17,669
Segment total assets

	September 30,
	2013	2012
Global Batteries & Appliances	$2,360,733	$2,243,472
Global Pet Supplies	948,832	956,043
Home and Garden Business	500,559	508,083
Hardware & Home Improvement	1,735,629	—
Total segments	5,545,753	3,707,598
Corporate	73,291	45,913
Total assets at year end	$5,619,044	$3,753,511
Segment long-lived assets (A)

	September 30,
	2013	2012
Global Batteries & Appliances	$1,545,641	$1,434,392
Global Pet Supplies	757,299	768,140
Home and Garden Business	437,606	445,774
Hardware & Home Improvement	1,335,390	—
Total segments	4,075,936	2,648,306
Corporate	67,832	41,916
Long-lived assets at year end	$4,143,768	$2,690,222

(A)	Includes all of the Company’s non-current assets.

Capital expenditures

	2013	2012	2011
Global Batteries & Appliances	$47,928	$36,271	$25,471
Global Pet Supplies	8,268	7,447	7,059
Home and Garden Business	2,395	3,091	3,630
Hardware & Home Improvement	23,385	—	—
Total segments	81,976	46,809	36,160
Corporate	—	—	—
Total Capital expenditures	$81,976	$46,809	$36,160
Geographic Disclosures—Net sales to external customers

	2013	2012	2011
United States	$2,411,409	$1,772,138	$1,780,127
Outside the United States	1,674,172	1,480,297	1,406,789
Total net sales to external customers	$4,085,581	$3,252,435	$3,186,916

 Geographic Disclosures—Long-lived assets (A)

	September 30,
	2013	2012
United States	$3,218,523	$1,988,632
Outside the United States	925,245	701,590
Long-lived assets at year end	$4,143,768	$2,690,222

(A)	Includes all of the Company’s non-current assets.